NOTE 21. RELATED PARTY BALANCES AND TRANSACTIONS	12 Months Ended
Dec. 31, 2013
Related Party Transactions [Abstract]
NOTE 21. RELATED PARTY BALANCES AND TRANSACTIONS

Due to affiliates:

During the periods presented, the Company has borrowed from the Company’s Chairman and Chief Executive Officer, Mr. Yong Hui Li (“Mr. Li”), Honest Best and companies affiliated with Mr. Li. Each of these loans was entered into to satisfy the Company’s short-term capital needs.

The amount due to Alliance Rich represented a portion of the consideration paid in the acquisition of Heat Planet. The amount was payable within six months of occupation of the Kai Yuan Center by the Company, which was completed in April 2013 and delivery of the audited financial statements for the five months ended May 31, 2012 of Heat Planet, which were delivered in December 2012. In October 2013, the unpaid amount began to accrue interest at the one-year rate announced by the People’s Bank of China (6.00% as of December 31, 2013).

The amount due to Hebei Kaiyuan was non-interest bearing, unsecured and due on demand by the lender. In September 2011, Hebei Kaiyuan began charging interest at 8.00% per annum.

The amount due to Kaiyuan Shengrong bore an average interest rate of 6.93% per annum, which was adjustable in connection with the basis rate established by the People’s Bank of China, was unsecured and was fully repaid in July 2013.

Honest Best bore interest at the rate of 3.95% per annum, which increased to 8.00% per annum on October 1, 2011. The amount was unsecured and repaid in January 2012.

The amount due to Mr. Li and Smart Success Investment Limited (“Smart Success”) were non-interest bearing, unsecured and due on demand by the lenders.

The outstanding amounts due to related parties as of December 31, 2013 and 2012 were as follows:

		December 31,
	Notes	2013	2012

Mr. Li	(1)	$144	$144
Alliance Rich	(2)	32,560	56,170
Hebei Kaiyuan	(2)	5,430	1,162
Kaiyuan Shengrong	(2)	—	8,110
Smart Success	(2)	9	9
Total		$38,143	$65,595

Notes:

(1)	The Chairman and Chief Executive Officer of AutoChina.
(2)	Entity controlled by Mr. Li.

Accounts payable, related parties:

During the periods presented, the Company purchased commercial vehicles from Ruituo, a company which is controlled by Mr. Li’s brother. The amount due to Ruituo was non-interest bearing until October 2011. In addition, the payable balance is unsecured and due on demand by Ruituo. In October 2011, Ruituo began charging interest at 8.00% per annum to the Company for the payables.

In December 2013, the Company began obtaining short-term trade financing for the continuing operations to purchase commercial vehicles from Beiguo Auto and Xinji Beiguo Mall, companies affiliated with Mr. Li., the Company’s Chairman and Chief Executive Officer. Mr. Li holds 20.92% of indirect beneficial ownership in both Beiguo Auto and Xinji Beiguo Mall. The Company pays a financing charge of approximately 9% per annum to Beiguo Auto and Xinji Beiguo Mall for the funds obtained due to this financing arrangement. The financing arrangement is personally guaranteed by Mr. Li, who has a long term business relationship with Beiguo, on behalf of the Company. In addition, the payable balances of each loan are unsecured and due in 180 days.

The outstanding amounts of accounts payable, related parties as of December 31, 2013 and 2012 were as follows:

		December 31,
	Note	2013	2012

Ruituo	(1)	$45,025	$2,228
Beiguo Auto	(2)	3,116	—
Xinji Beiguo Mall	(2)	9,446	—
		57,587	2,228

Note:

(1)	Entity controlled by Mr. Li’s brother.
(2)	Entity in which Mr. Li is the indirect beneficial owner of approximately 20.92%

Related Parties Transactions

During the periods presented, the details of the related party transactions were as follows:

	Notes		Years Ended December 31,
			2013	2012	2011

Capital nature:
Honest Best	(1)	(c)	$—	$—	$61,570
Hebei Kaiyuan	(2)	(a)	20,973	64,962	65,070
Hebei Kaiyuan	(2)	(c)	19,562	75,771	185,272
Hebei Ruijie Hotel Management Co. Ltd	(2)	(a)	24,200	—	—
Hebei Ruijie Hotel Management Co. Ltd	(2)	(c)	—	2,905	—
Kaiyuan Shengrong	(2)	(b)	10,487	10,299	3,096
Kaiyuan Shengrong	(2)	(c)	—	15,881	3,096
Kaiyuan Shengrong	(2)	(d)	10,487	3,169	3,096
Beijing Wantong Longxin Auto Trading Co., Ltd. (“Beijing Wantong”)	(4)	(c)	2,662	42,495	—
Ruituo	(5)	(a)	24,200	—	—
Ruituo	(5)	(c)	—	—	70,703
Mr. Li	(6)	(a)	69,374	—	—
Alliance Rich	(2)	(g)	339	—	—

Operating nature:			—
Honest Best	(1)	(g)	—	58	2,214
Hebei Kaiyuan	(2)	(f)	—	—	—
Hebei Kaiyuan	(2)	(g)	329	86	14
Kaiyuan Shengrong	(2)	(g)	325	341	174
Beiguo	(3)	(g)	—	—	618
Beiguo	(3)	(e)	—	—	160
Beijing Wantong	(4)	(j)	—	—	101,974
Ruituo	(5)	(e)	557,614	234,781	404,411
Ruituo	(5)	(g)	896	384	—
Beiguo Auto	(7)	(e)	3,025	—	—
Beiguo Auto	(7)	(g)	21	—	—
Xinji Beiguo Mall	(7)	(e)	9,168	—	—
Xinji Beiguo Mall	(7)	(g)	61	—	—

Notes :

(1)	Parent company of AutoChina and entity controlled by Mr. Li

(2)	Entity controlled by Mr. Li.

(3)	Entity in which Mr. Li and the Company’s former director, Mr. Thomas Luen-Hung Lau (“Mr. Lau”) are the indirect beneficial owners of approximately 20.92% and 21.71%, respectively.

(4)	Entity which Mr. Li’s brother holds 40% equity interest.

(5)	Entity controlled by Mr. Li’s brother.

(6)	The Chairman and Chief Executive Officer of AutoChina.

(7)	Entity in which Mr. Li is the indirect beneficial owner of approximately 20.92%

Nature of transaction :

(a)	Bank loan guarantee provided to the bank by the affiliates.

(b)	Bank loan guarantee provided by the Company to the affiliate.

(c)	Loan provided to the Company during the year.

(d)	Receivables of the Company pledged to guarantee the bank loans borne by the affiliate.

(e)	Sale of automobiles to the Company, including VAT, during the year.

(f)	Purchase of trading materials from the Company during the year.

(g)	Interest incurred by the Company during the year.

During the years ended December 31, 2013, 2012 and 2011, the Company purchased commercial vehicles from Ruituo amounting to $557,614, 234,781, and $404,411, respectively (these figures are reflected in “Cost of sales: Commercial vehicles, related parties” on the Consolidated Statements of Operations). The interest expense incurred for the purchase from Ruituo amounting to $896, $384, and nil during the years ended December 31, 2013, 2012 and 2011, respectively.

For financing purposes, the Company had purchase concentration of commercial vehicles from Ruituo, which accounted for 96.2%, 97.0% and 82.4% of total purchases for the years ended December 31, 2013, 2012 and 2011, respectively. The accounts payable from Ruituo accounted for 66.5% and 12.0% of total accounts payable as of December 31, 2013 and 2012, respectively. Management believes that the risk of material adverse affects on the Company’s business operations and profitability due to the concentration is remote.

In December 2013, the Company began obtaining short-term trade financing for the continuing operations to purchase commercial vehicles from Beiguo Auto and Xinji Beiguo Mall, companies affiliated with Mr. Li., the Company’s Chairman and Chief Executive Officer. Mr. Li holds 20.92% of indirect beneficial ownership in both Beiguo Auto and Xinji Beiguo Mall. The Company pays a financing charge of approximately 9% per annum to Beiguo Auto and Xinji Beiguo Mall for the funds obtained due to this financing arrangement. The financing arrangement is personally guaranteed by Mr. Li, who has a long term business relationship with Beiguo, on behalf of the Company. In addition, the payable balances of each loan are unsecured and due in 180 days.

The Company occupied office space in Shijiazhuang, China provided by Hebei Kaiyuan, an affiliate with Mr. Li. Hebei Kaiyuan agreed to provide the office space free of charge and no rental costs were incurred by the Company until April 2013, when the Company moved into the new property acquired.